Business segment information (Tables)	12 Months Ended
Dec. 31, 2013
Business segment information
Schedule of operating income (loss) items and assets information by reportable segment

	Successor Registrant
	For the year ended December 31, 2013
	Satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$122,258	$12,792	$—	$135,050
Eliminations	(2,194)	—	—	(2,194)
Operating revenues	120,064	12,792		132,856

Cost and expenses	109,478	12,456	—	121,934
Eliminations	(15,582)	(2,272)	—	(17,854)
	93,896	10,184	—	104,080
Depreciation and amortization	58,459	794	—	59,253

Operating (loss) income	(32,291)	1,814	—	(30,477)
Interest expense	—	—	—	(30,728)
Interest income	—	—	—	194
Foreign exchange gain — net	—	—	—	51

Loss from continuing operations before income tax	—	—	—	(60,960)

Income tax benefit	—	—	—	(66,050)
Discontinued operations	—	—	—	(7,093)
Net loss	—	—	—	$(2,003)
Capital expenditures (includes paid and not yet paid)	$149,672	$2	$—	$149,674

Total assets	$816,253	$7,091	$(1,459)	$821,885

	Successor Registrant
	For the year ended December 31, 2012
	Satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$120,358	$14,504	$—	$134,862
Eliminations	(1,689)	—	—	(1,689)
Operating revenues	118,669	14,504	—	133,173

Cost and expenses	42,031	12,412	—	54,443
Eliminations	(13,624)	(2,175)	—	(15,799)
	28,407	10,237	—	38,644
Depreciation and amortization	63,237	893	—	64,130
Operating income	27,025	3,374	—	30,399
Interest expense	—	—	—	(4,430)
Interest income	—	—	—	197
Foreign exchange gain — net	—	—	—	111
Income from continuing operations before income tax	—	—	—	26,277
Income tax benefit	—	—	—	(14,493)
Discontinued operations	—	—	—	549
Net income	—	—	—	$41,319
Capital expenditures (includes paid and not yet paid)	$148,846	$12	$—	$148,858

Total assets	$740,719	$7,216	$(1,842)	$746,093

	Successor Registrant
	For the Period From May 26, 2011 through December 31, 2011
	Satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$63,505	$7,576	$—	$71,081
Eliminations	(747)	(13)	—	(760)
Operating revenues	62,758	7,563	—	70,321

Cost and expenses	25,627	6,240	—	31,867
Eliminations	(8,627)	(1,018)	—	(9,645)
	17,000	5,222	—	22,222
Depreciation and amortization	45,110	714	—	45,824

Operating income	648	1,627	—	2,275
Interest expense	—	—	—	(8,983)
Interest income	—	—	—	182
Foreign exchange loss — net	—	—	—	(550)

Loss from continuing operations before income tax	—	—	—	(7,076)

Income tax expense	—	—	—	11,400
Discontinued operations	—	—	—	(381)
Net loss	—	—	—	$(18,857)

Capital expenditures (includes paid and not yet paid)	$155,470	$187	$—	$155,657

Total assets	$660,867	$7,028	$(2,566)	$665,329

	Predecessor Registrant
	For the Period From January 1, 2011 through May 25, 2011
	Satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$46,577	$4,801	$—	$51,378
Eliminations	(689)	(15)	—	(704)
Operating revenues	45,888	4,786	—	50,674

Cost and expenses	22,209	3,748	—	25,957
Eliminations	(12,503)	(945)	—	(13,448)
	9,706	2,803	—	12,509

Depreciation and amortization	16,682	167	(167)	16,682
Reorganization expenses	28,766	—	—	28,766

Operating (loss) income	(9,266)	1,816	167	(7,283)
Interest expense	—	—	—	(19,494)
Interest income	—	—	—	69
Foreign exchange gain — net	—	—	—	127

Loss from continuing operations before income tax	—	—	—	(26,581)

Income tax expense	—	—	—	2,610
Discontinued operations	—	—	—	431
Net loss	—	—	—	$(28,760)

Capital expenditures (includes paid and not yet paid)	$78,510	$69	$—	$78,579

Total assets	$797,586	$12,785	$(15,999)	$794,372